Risk Management - Disclosure of functional currency of the operation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments, hedges	£ 15,100	£ 16,200
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	40,605	41,629
Borrowings which hedge the net investments	(10,688)	(12,189)
Derivatives which hedge the net investments	(4,389)	(4,014)
Structural currency exposures pre-economic hedges	25,528	25,426
Other equity Instruments	(7,887)	(6,959)
Remaining structural currency exposures	17,641	18,467
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	26,370	28,012
Borrowings which hedge the net investments	(4,406)	(6,243)
Derivatives which hedge the net investments	(2,141)	(2,230)
Structural currency exposures pre-economic hedges	19,823	19,539
Other equity Instruments	(5,450)	(5,846)
Remaining structural currency exposures	14,373	13,693
Increase (decrease) in foreign currency net investments	(1,600)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	10,195	9,549
Borrowings which hedge the net investments	(6,097)	(5,655)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	4,098	3,894
Other equity Instruments	(1,310)	(264)
Remaining structural currency exposures	2,788	3,630
Increase (decrease) in foreign currency net investments	600
INR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	1,489	1,403
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(1,259)	(992)
Structural currency exposures pre-economic hedges	230	411
Other equity Instruments	0	0
Remaining structural currency exposures	230	411
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	544	628
Borrowings which hedge the net investments	(177)	(215)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	367	413
Other equity Instruments	0	0
Remaining structural currency exposures	367	413
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	2,007	2,037
Borrowings which hedge the net investments	(8)	(76)
Derivatives which hedge the net investments	(989)	(792)
Structural currency exposures pre-economic hedges	1,010	1,169
Other equity Instruments	(1,127)	(849)
Remaining structural currency exposures	£ (117)	£ 320